Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property, plant and equipment	€ 17,875	€ 2,440
Building And Leasehold Improvements
Property, Plant and Equipment
Property, plant and equipment	€ 15,923	€ 606